Condensed Consolidated Statements of Change in Shareholders' Deficit (Unaudited) - USD ($)	Common Stock [Member]	Share Subscription Receivable [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
BALANCE at Dec. 31, 2022	$ 21,308,969		$ (24,703,789)	$ (125,689)	$ 13,478	$ (3,507,031)
BALANCE, shares at Dec. 31, 2022	20,191,770
Net loss			(8,514,303)		1,132	(8,513,171)
Issuance of ordinary shares through private placements	$ 740,000	(80,000)				660,000
Issuance of ordinary shares through private placements, shares	740,000
Issuance of ordinary shares upon conversion of convertible notes	$ 989,100					989,100
Issuance of ordinary shares upon conversion of convertible notes, shares	989,100
Issuance of ordinary shares upon settlement of debts	$ 1,538,914					1,538,914
Issuance of ordinary shares upon settlement of debts, shares	1,056,639
Foreign currency translation adjustments				23,264	118	23,382
Receipts of private placement funds in advance	30,000					30,000
Modification of convertible notes	435,204					435,204
Issuance of ordinary shares upon settlement of prepaid forward contracts	$ 2,368,000					2,368,000
Issuance of ordinary shares upon settlement of prepaid forward contracts, shares	1,600,000
BALANCE at Jun. 30, 2023	$ 27,410,187	(80,000)	(33,218,092)	(102,425)	14,728	(5,975,602)
BALANCE, shares at Jun. 30, 2023	24,577,509
BALANCE at Dec. 31, 2023	$ 27,430,187		(34,743,270)	(185,468)	16,615	(7,481,936)
BALANCE, shares at Dec. 31, 2023	24,627,509
Net loss			(16,827,829)		(5,118)	(16,832,947)
Issuance of ordinary shares through private placements	$ 50,000					50,000
Issuance of ordinary shares through private placements, shares	50,000
Issuance of ordinary shares upon conversion of convertible notes	$ 1,500,000					1,500,000
Issuance of ordinary shares upon conversion of convertible notes, shares	1,500,000
Issuance of ordinary shares upon settlement of debts	$ 1,713,587					1,713,587
Issuance of ordinary shares upon settlement of debts, shares	995,362
Issuance of ordinary shares in assets acquisition	$ 15,000,000					15,000,000
Issuance of ordinary shares in assets acquisition, shares	8,571,428
Foreign currency translation adjustments				39,616	170	39,786
BALANCE at Jun. 30, 2024	$ 45,693,774		$ (51,571,099)	$ (145,852)	$ 11,667	$ (6,011,510)
BALANCE, shares at Jun. 30, 2024	35,744,299